Income Taxes (Tables)	12 Months Ended
Dec. 31, 2016
Income Tax Disclosure [Abstract]
Schedule of Components of Deferred Tax Assets (Liabilities)

Significant components of the Company’s deferred tax assets (liabilities) are as follows as of December 31, 2016 and 2015:

	2016	2015
Net operating loss	$1,193,000	$849,000
Accrued returns and allowances	74,000	70,000
Accumulated depreciation	(4,000)	(6,000)
Stock options	381,000	342,000
Deferred revenue	225,000	295,000
Other	371,000	376,000
Total deferred tax assets	$2,240,000	$1,926,000
Valuation allowance	(2,240,000)	(1,926,000)
Net deferred tax assets	$-	$-

Schedule of Effective Tax Rate and Federal Statutory Rate

A reconciliation between the Company’s effective tax rate and the federal statutory rate for the years ended December 31, 2016 and 2015, is as follows:

	2016	2015
Federal rate	34.00%	34.00%
State taxes	0.00%	0.68%
Effect of permanent differences	(12.81)%	(14.10)%
Change in valuation allowance	(21.19)%	(20.58)%
Effective tax rate	0.00%	0.00%

Schedule of Reconciles the Federal Statutory Income Tax Rate to the Effective Income Tax Rate

A reconciliation between the Company’s effective tax rate and the federal statutory rate for the years ended December 31, 2016 and 2015, is as follows:

	2016	2015
Federal rate	34.00%	34.00%
State taxes	0.00%	0.68%
Effect of permanent differences	(12.81)%	(14.10)%
Change in valuation allowance	(21.19)%	(20.58)%
Effective tax rate	0.00%	0.00%

Schedule of Deferred Income Tax Assets and (liabilities)

Significant components of the Company’s deferred tax assets (liabilities) are as follows as of December 31, 2016 and 2015:

	2016	2015
Net operating loss	$1,193,000	$849,000
Accrued returns and allowances	74,000	70,000
Accumulated depreciation	(4,000)	(6,000)
Stock options	381,000	342,000
Deferred revenue	225,000	295,000
Other	371,000	376,000
Total deferred tax assets	$2,240,000	$1,926,000
Valuation allowance	(2,240,000)	(1,926,000)
Net deferred tax assets	$-	$-

Photomedex, Inc. [Member]
Income Tax Disclosure [Abstract]
Schedule of Components of Deferred Tax Assets (Liabilities)

The following table summarizes the components of deferred income tax assets and (liabilities):

	December 31,
	2016	2015

Loss carryforwards	$30,770	$22,640
AMT credits	112	112
Foreign tax credits	12,308	12,308
Accrued employment expenses	2,652	2,290
Amortization and write-offs	1,299	1,282
Capitalized R&D costs	1,342	1,951
Deferred revenues	6,263	6,262
Depreciation	1,224	1,216
Doubtful accounts	225	4,838
Inventory reserves	459	413
Tax on undistributed earnings	(517)	(517)
Other accruals and reserves	602	642
Return allowances	456	1,928

Gross deferred tax asset	57,195	55,365

Less: valuation allowance	(57,195)	(54,901)

Net deferred tax asset	$-	$464

Among current assets	$-	$470
Among other non-current liabilities	-	(6)

Schedule of Effective Tax Rate and Federal Statutory Rate

For the years ended December 31, 2016 and 2015, the following table reconciles the federal statutory income tax rate to the effective income tax rate:

	Year Ended December 31,
	2016	2015
Federal Tax rate	34%	34%

Federal tax expense (benefit) at 34%	$(4,208)	$(14,154)
State and local income tax, net of Federal benefit	(476)	(421)
Foreign rate differential	(173)	(454)
Increase in taxes from permanent differences instock-based compensation	508	489
Increase in taxes from permanent difference in Intangible asset impairment	-	3,779
US taxation of foreign earnings – Subpart F	-	7,610
Return to provision and other adjustments	-	269
Impact of deferred tax adjustments	-	2,852
Foreign tax credits	-	(5,079)
Tax on foreign exchange	-	-
Tax on undistributed earnings	-	(2,816)
Change in valuation allowance	5,036	5,893
Other, net	18	238

Income tax expense (benefit)	$705	$(1,794)

Schedule of Income Before Income Taxes from Continuing Operations and the Provision for Income Taxes

For the years ended December 31, 2016, and 2015, the following table summarizes the components of income before income taxes from continuing operations and the provision for income taxes:

	Year Ended December 31,
	2016	2015
Income (loss) before income tax:
U.S.	$(14,578)	$(29,667)
Israel	1,942	1,839
UK	180	(13,161)
Other Foreign	79	(638)
Income (loss) before income taxes	$(12,377)	$(41,627)

Income tax expense (benefit):
United States - Federal tax:
Current	$-	$(3,220)
Deferred	-	272

United States - State tax:
Current	-	9
Deferred:	-	(105)

Israel:
Current	241	552
Deferred	464	21

UK:
Current	-	-
Deferred	-	700

Other foreign:
Current	-	-
Deferred:	-	(23)

Income tax expense (benefit)	$705	$(1,794)

Schedule of Reconciles the Federal Statutory Income Tax Rate to the Effective Income Tax Rate

For the years ended December 31, 2016 and 2015, the following table reconciles the federal statutory income tax rate to the effective income tax rate:

	Year Ended December 31,
	2016	2015
Federal Tax rate	34%	34%

Federal tax expense (benefit) at 34%	$(4,208)	$(14,154)
State and local income tax, net of Federal benefit	(476)	(421)
Foreign rate differential	(173)	(454)
Increase in taxes from permanent differences instock-based compensation	508	489
Increase in taxes from permanent difference in Intangible asset impairment	-	3,779
US taxation of foreign earnings – Subpart F	-	7,610
Return to provision and other adjustments	-	269
Impact of deferred tax adjustments	-	2,852
Foreign tax credits	-	(5,079)
Tax on foreign exchange	-	-
Tax on undistributed earnings	-	(2,816)
Change in valuation allowance	5,036	5,893
Other, net	18	238

Income tax expense (benefit)	$705	$(1,794)

Schedule of Deferred Income Tax Assets and (liabilities)

The following table summarizes the components of deferred income tax assets and (liabilities):

	December 31,
	2016	2015

Loss carryforwards	$30,770	$22,640
AMT credits	112	112
Foreign tax credits	12,308	12,308
Accrued employment expenses	2,652	2,290
Amortization and write-offs	1,299	1,282
Capitalized R&D costs	1,342	1,951
Deferred revenues	6,263	6,262
Depreciation	1,224	1,216
Doubtful accounts	225	4,838
Inventory reserves	459	413
Tax on undistributed earnings	(517)	(517)
Other accruals and reserves	602	642
Return allowances	456	1,928

Gross deferred tax asset	57,195	55,365

Less: valuation allowance	(57,195)	(54,901)

Net deferred tax asset	$-	$464

Among current assets	$-	$470
Among other non-current liabilities	-	(6)

Schedule of Reconciliation of Unrecognized Tax Benefits

Reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

Balance December 31, 2013	644
Additions/ Settlements due 2014	-
Balance at December 31, 2014	644
Additions / Settlements due 2015	1,277
Balance at December 31, 2015	1,921
Additions / Settlements due 2016	-
Balance at December 31, 2016	$1,921